Document and Entity Information	Aug. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 21, 2024
Entity Registrant Name	ROPER TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-12273
Entity Tax Identification Number	51-0263969
Entity Address Address Line 1	6496 University Parkway
Entity Address City Or Town	Sarasota
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34240
City Area Code	941
Local Phone Number	556-2601
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	ROP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000882835
Amendment Flag	false